Stockholders' Equity (and Non-Controlling Interest) (Tables)	12 Months Ended
Oct. 31, 2012
Stockholders' Equity (And Non-Controlling Interest) [Abstract]
Non-controlling interest

Non-Controlling Interest at October 31, 2010	$570,301
Non-Controlling Interest Converted	$(25)
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2011	$(241,693)
Non-Controlling Interest at October 31, 2011	$328,583
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2012	$(219,981)
Non-Controlling Interest at October 31, 2012	$108,602